As filed with the Securities and Exchange Commission on February 11, 2022

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 313	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 314	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1000
Denver, Colorado 80203
(Address of Principal Executive Offices)

(303) 623-2577
Registrant’s Telephone Number

Brendan Hamill, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1000
Denver, Colorado 80203
(Name and Address of Agent for Service)

Copy to:

Adam T. Teufel, Esq.
Dechert LLP
1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On February 18, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 313 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate February 18, 2022 as the new effective date for Post-Effective Amendment No. 311 filed pursuant to Rule 485(a) under the 1933 Act on November 30, 2021.

This Post-Effective Amendment relates solely to ALPS Intermediate Municipal Bond ETF, a series of ALPS ETF Trust (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

ALPS ETF TRUST

ALPS INTERMEDIATE MUNICIPAL BOND ETF

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 311 to the Registration Statement on Form N-1A of ALPS ETF Trust (the “Registrant”) under the Securities Act of 1933, as amended, on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on November 30, 2021 (“Amendment No. 311”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 311 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 30, 2021.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 311 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 30, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 313 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 11th day of February, 2022.

ALPS ETF TRUST

By:	/s/ Laton Spahr
Laton Spahr
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	February 11, 2022
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	February 11, 2022
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	February 11, 2022
Rick A. Pederson*

/s/ Edmund J. Burke	Trustee	February 11, 2022
Edmund J. Burke*

/s/ Laton Spahr	President	February 11, 2022
Laton Spahr

/s/ Kathryn Burns	Treasurer	February 11, 2022
Kathryn Burns

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated September 13, 2021.